Loans and Financings - Maturity Profile (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans and Financings
Borrowings, principal amount	$ 1,448,194
Borrowings, interest accrual and costs	(895)
Total borrowings	$ 1,447,299	$ 1,144,385	$ 1,056,210
Borrowings, percentage of total	100.00%
Eurobonds - USD
Loans and Financings
Borrowings, principal amount	$ 1,043,000
Borrowings, interest accrual and costs	(1,558)
Total borrowings	1,041,442	347,054
Debt with banks
Loans and Financings
Borrowings, principal amount	199,999
Borrowings, interest accrual and costs	(385)
Total borrowings	199,614	686,781
Debt with BNDES
Loans and Financings
Borrowings, principal amount	94,204
Borrowings, interest accrual and costs	(756)
Total borrowings	93,448	100,291
Debentures
Loans and Financings
Borrowings, principal amount	40,595
Borrowings, interest accrual and costs	693
Total borrowings	41,288	4,326
Export credit note
Loans and Financings
Borrowings, principal amount	61,623
Borrowings, interest accrual and costs	1,101
Total borrowings	62,724
Debt with FINEP
Loans and Financings
Borrowings, principal amount	2,732
Borrowings, interest accrual and costs	7
Total borrowings	2,739	3,425
Debt with FINAME
Loans and Financings
Borrowings, principal amount	1,778
Borrowings, interest accrual and costs	3
Total borrowings	1,781	2,211
Other
Loans and Financings
Borrowings, principal amount	4,263
Total borrowings	4,263	$ 297
2018
Loans and Financings
Borrowings, principal amount	29,687
Borrowings, interest accrual and costs	11,154
Total borrowings	$ 40,841
Borrowings, percentage of total	4.00%
2018 | Eurobonds - USD
Loans and Financings
Borrowings, interest accrual and costs	$ 8,778
Total borrowings	8,778
2018 | Debt with banks
Loans and Financings
Borrowings, interest accrual and costs	435
Total borrowings	435
2018 | Debt with BNDES
Loans and Financings
Borrowings, principal amount	19,732
Borrowings, interest accrual and costs	63
Total borrowings	19,795
2018 | Debentures
Loans and Financings
Borrowings, principal amount	8,119
Borrowings, interest accrual and costs	767
Total borrowings	8,886
2018 | Export credit note
Loans and Financings
Borrowings, interest accrual and costs	1,101
Total borrowings	1,101
2018 | Debt with FINEP
Loans and Financings
Borrowings, principal amount	669
Borrowings, interest accrual and costs	7
Total borrowings	676
2018 | Debt with FINAME
Loans and Financings
Borrowings, principal amount	395
Borrowings, interest accrual and costs	3
Total borrowings	398
2018 | Other
Loans and Financings
Borrowings, principal amount	772
Total borrowings	772
2019
Loans and Financings
Borrowings, principal amount	64,488
Borrowings, interest accrual and costs	(1,714)
Total borrowings	$ 62,774
Borrowings, percentage of total	4.00%
2019 | Eurobonds - USD
Loans and Financings
Borrowings, interest accrual and costs	$ (1,177)
Total borrowings	(1,177)
2019 | Debt with banks
Loans and Financings
Borrowings, principal amount	31,111
Borrowings, interest accrual and costs	(281)
Total borrowings	30,830
2019 | Debt with BNDES
Loans and Financings
Borrowings, principal amount	23,379
Borrowings, interest accrual and costs	(225)
Total borrowings	23,154
2019 | Debentures
Loans and Financings
Borrowings, principal amount	8,119
Borrowings, interest accrual and costs	(31)
Total borrowings	8,088
2019 | Debt with FINEP
Loans and Financings
Borrowings, principal amount	669
Total borrowings	669
2019 | Debt with FINAME
Loans and Financings
Borrowings, principal amount	392
Total borrowings	392
2019 | Other
Loans and Financings
Borrowings, principal amount	818
Total borrowings	818
2020
Loans and Financings
Borrowings, principal amount	172,383
Borrowings, interest accrual and costs	(1,712)
Total borrowings	$ 170,671
Borrowings, percentage of total	12.00%
2020 | Eurobonds - USD
Loans and Financings
Borrowings, interest accrual and costs	$ (1,227)
Total borrowings	(1,227)
2020 | Debt with banks
Loans and Financings
Borrowings, principal amount	84,444
Borrowings, interest accrual and costs	(281)
Total borrowings	84,163
2020 | Debt with BNDES
Loans and Financings
Borrowings, principal amount	16,288
Borrowings, interest accrual and costs	(179)
Total borrowings	16,109
2020 | Debentures
Loans and Financings
Borrowings, principal amount	8,119
Borrowings, interest accrual and costs	(25)
Total borrowings	8,094
2020 | Export credit note
Loans and Financings
Borrowings, principal amount	61,623
Total borrowings	61,623
2020 | Debt with FINEP
Loans and Financings
Borrowings, principal amount	669
Total borrowings	669
2020 | Debt with FINAME
Loans and Financings
Borrowings, principal amount	374
Total borrowings	374
2020 | Other
Loans and Financings
Borrowings, principal amount	866
Total borrowings	866
2021
Loans and Financings
Borrowings, principal amount	107,168
Borrowings, interest accrual and costs	(1,712)
Total borrowings	$ 105,456
Borrowings, percentage of total	7.00%
2021 | Eurobonds - USD
Loans and Financings
Borrowings, interest accrual and costs	$ (1,280)
Total borrowings	(1,280)
2021 | Debt with banks
Loans and Financings
Borrowings, principal amount	84,444
Borrowings, interest accrual and costs	(258)
Total borrowings	84,186
2021 | Debt with BNDES
Loans and Financings
Borrowings, principal amount	12,703
Borrowings, interest accrual and costs	(165)
Total borrowings	12,538
2021 | Debentures
Loans and Financings
Borrowings, principal amount	8,119
Borrowings, interest accrual and costs	(9)
Total borrowings	8,110
2021 | Debt with FINEP
Loans and Financings
Borrowings, principal amount	669
Total borrowings	669
2021 | Debt with FINAME
Loans and Financings
Borrowings, principal amount	315
Total borrowings	315
2021 | Other
Loans and Financings
Borrowings, principal amount	918
Total borrowings	918
2022
Loans and Financings
Borrowings, principal amount	18,795
Borrowings, interest accrual and costs	(1,455)
Total borrowings	$ 17,340
Borrowings, percentage of total	1.00%
2022 | Eurobonds - USD
Loans and Financings
Borrowings, interest accrual and costs	$ (1,337)
Total borrowings	(1,337)
2022 | Debt with BNDES
Loans and Financings
Borrowings, principal amount	9,500
Borrowings, interest accrual and costs	(109)
Total borrowings	9,391
2022 | Debentures
Loans and Financings
Borrowings, principal amount	8,119
Borrowings, interest accrual and costs	(9)
Total borrowings	8,110
2022 | Debt with FINEP
Loans and Financings
Borrowings, principal amount	56
Total borrowings	56
2022 | Debt with FINAME
Loans and Financings
Borrowings, principal amount	231
Total borrowings	231
2022 | Other
Loans and Financings
Borrowings, principal amount	889
Total borrowings	889
2023
Loans and Financings
Borrowings, principal amount	348,354
Borrowings, interest accrual and costs	(1,232)
Total borrowings	$ 347,122
Borrowings, percentage of total	24.00%
2023 | Eurobonds - USD
Loans and Financings
Borrowings, principal amount	$ 343,000
Borrowings, interest accrual and costs	(1,172)
Total borrowings	341,828
2023 | Debt with BNDES
Loans and Financings
Borrowings, principal amount	5,284
Borrowings, interest accrual and costs	(60)
Total borrowings	5,224
2023 | Debt with FINAME
Loans and Financings
Borrowings, principal amount	70
Total borrowings	70
2024
Loans and Financings
Borrowings, principal amount	3,068
Borrowings, interest accrual and costs	(1,194)
Total borrowings	$ 1,874
Borrowings, percentage of total	0.00%
2024 | Eurobonds - USD
Loans and Financings
Borrowings, interest accrual and costs	$ (1,160)
Total borrowings	(1,160)
2024 | Debt with BNDES
Loans and Financings
Borrowings, principal amount	3,067
Borrowings, interest accrual and costs	(34)
Total borrowings	3,033
2024 | Debt with FINAME
Loans and Financings
Borrowings, principal amount	1
Total borrowings	1
As from 2025
Loans and Financings
Borrowings, principal amount	704,251
Borrowings, interest accrual and costs	(3,030)
Total borrowings	$ 701,221
Borrowings, percentage of total	48.00%
As from 2025 | Eurobonds - USD
Loans and Financings
Borrowings, principal amount	$ 700,000
Borrowings, interest accrual and costs	(2,983)
Total borrowings	697,017
As from 2025 | Debt with BNDES
Loans and Financings
Borrowings, principal amount	4,251
Borrowings, interest accrual and costs	(47)
Total borrowings	$ 4,204